Financial risk management - Disclosure of sensitivity of company's net loss and comprehensive loss due to changes in exchange rates (Details) - 12 months ended Dec. 31, 2025
$ in Thousands, $ in Thousands
	CAD ($)	MXN ($)
CAD/USD [Member]
Disclosure of detailed information about financial instruments [line items]
Net loss	$ 3,354
Other comprehensive loss	$ 247
MXN/USD [Member]
Disclosure of detailed information about financial instruments [line items]
Net loss		$ 4,651
Other comprehensive loss		$ (150)